INCOME TAX (EXPENSE) CREDIT - Reconciliation of tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before taxation	$ (17,067)	$ (14,835)	$ (39,580)
Tax at the domestic income tax rate (2017: 27.8%, 2018: 27.8%) %, 2019:27.6%)	(4,711)	(4,124)	(11,003)
Tax effect of income not taxable for tax purpose	(445)	(158)
Tax effect of expenses not deductible	19,239	3,116	1,898
Overprovision in prior years			(715)
Tax effect of tax losses not recognized	6,609	10,318	3,007
Utilization of tax losses previously not recognized	(71)	(1,530)	(601)
Effect of different tax rates of subsidiaries operating in other jurisdictions	4,324	(337)	884
Income tax expense (benefit)	$ 24,945	$ 7,285	$ (6,530)
Effective income tax rate	(146.00%)	(49.00%)	16.00%
Domestic income tax rate	27.60%	27.80%	27.80%